Eaton Vance
Large-Cap Value Fund
September 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 3.7%
Hexcel Corp.	383,611	$ 19,840,361
Huntington Ingalls Industries, Inc.	153,908	34,090,622
		$ 53,930,983
Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	175,446	$ 16,897,204
		$ 16,897,204
Banks — 7.3%
Citizens Financial Group, Inc.	531,474	$ 18,261,447
M&T Bank Corp.	208,132	36,697,834
Wells Fargo & Co.	1,255,324	50,489,131
		$ 105,448,412
Beverages — 2.4%
Constellation Brands, Inc., Class A	149,583	$ 34,356,223
		$ 34,356,223
Biotechnology — 3.3%
AbbVie, Inc.	185,131	$ 24,846,432
Neurocrine Biosciences, Inc.(1)	222,968	23,681,431
		$ 48,527,863
Building Products — 1.8%
Johnson Controls International PLC	519,413	$ 25,565,508
		$ 25,565,508
Capital Markets — 7.4%
Charles Schwab Corp. (The)	586,076	$ 42,121,282
Goldman Sachs Group, Inc. (The)	120,330	35,262,707
State Street Corp.	182,525	11,099,345
Stifel Financial Corp.	355,309	18,444,090
		$ 106,927,424
Chemicals — 3.6%
FMC Corp.	195,063	$ 20,618,159
Linde PLC	91,612	24,697,679
Sherwin-Williams Co. (The)	33,298	6,817,766
		$ 52,133,604
Security	Shares	Value
Communications Equipment — 1.5%
Cisco Systems, Inc.	557,658	$ 22,306,320
		$ 22,306,320
Containers & Packaging — 0.9%
Packaging Corp. of America	114,616	$ 12,870,231
		$ 12,870,231
Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	670,710	$ 25,466,859
		$ 25,466,859
Electric Utilities — 3.6%
Edison International	198,929	$ 11,255,403
NextEra Energy, Inc.	519,029	40,697,064
		$ 51,952,467
Electrical Equipment — 1.5%
Eaton Corp. PLC	162,327	$ 21,647,929
		$ 21,647,929
Energy Equipment & Services — 1.2%
Halliburton Co.	732,043	$ 18,022,899
		$ 18,022,899
Entertainment — 2.6%
Walt Disney Co. (The)(1)	394,588	$ 37,221,486
		$ 37,221,486
Equity Real Estate Investment Trusts (REITs) — 4.6%
EastGroup Properties, Inc.	105,454	$ 15,221,230
Healthpeak Properties, Inc.	520,640	11,933,069
Invitation Homes, Inc.	558,102	18,847,104
Mid-America Apartment Communities, Inc.	137,524	21,325,847
		$ 67,327,250
Food & Staples Retailing — 3.4%
BJ's Wholesale Club Holdings, Inc.(1)	446,754	$ 32,528,159
Performance Food Group Co.(1)	378,241	16,245,451
		$ 48,773,610
Food Products — 2.5%
Hershey Co. (The)	163,516	$ 36,050,373
		$ 36,050,373

Eaton Vance
Large-Cap Value Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies — 2.3%
Teleflex, Inc.	54,106	$ 10,900,195
Zimmer Biomet Holdings, Inc.	215,132	22,492,050
		$ 33,392,245
Hotels, Restaurants & Leisure — 1.0%
Papa John's International, Inc.(2)	205,645	$ 14,397,206
		$ 14,397,206
Insurance — 4.0%
American International Group, Inc.	731,090	$ 34,712,153
Arch Capital Group, Ltd.(1)	235,175	10,709,869
Reinsurance Group of America, Inc.	97,459	12,261,317
		$ 57,683,339
Interactive Media & Services — 2.2%
Alphabet, Inc., Class A(1)	337,250	$ 32,257,963
		$ 32,257,963
IT Services — 1.2%
Fidelity National Information Services, Inc.	226,076	$ 17,084,563
		$ 17,084,563
Life Sciences Tools & Services — 4.3%
Thermo Fisher Scientific, Inc.	72,298	$ 36,668,823
Waters Corp.(1)	94,825	25,558,182
		$ 62,227,005
Machinery — 3.3%
PACCAR, Inc.	218,949	$ 18,323,842
Westinghouse Air Brake Technologies Corp.	361,415	29,401,110
		$ 47,724,952
Multiline Retail — 1.6%
Dollar Tree, Inc.(1)	171,869	$ 23,391,371
		$ 23,391,371
Multi-Utilities — 2.5%
CMS Energy Corp.	259,570	$ 15,117,357
Sempra Energy	144,919	21,729,155
		$ 36,846,512
Oil, Gas & Consumable Fuels — 8.0%
Chevron Corp.	288,901	$ 41,506,407
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	443,290	$ 45,366,298
EOG Resources, Inc.	262,389	29,316,723
		$ 116,189,428
Pharmaceuticals — 7.9%
Bristol-Myers Squibb Co.	508,454	$ 36,145,995
Johnson & Johnson	165,704	27,069,405
Novo Nordisk A/S ADR	200,829	20,008,593
Royalty Pharma PLC, Class A	216,575	8,701,984
Sanofi	297,083	22,621,824
		$ 114,547,801
Semiconductors & Semiconductor Equipment — 3.4%
Micron Technology, Inc.	486,744	$ 24,385,875
Texas Instruments, Inc.	158,708	24,564,824
		$ 48,950,699
Software — 1.7%
VMware, Inc., Class A	229,568	$ 24,439,809
		$ 24,439,809
Specialty Retail — 1.0%
Lithia Motors, Inc.	68,466	$ 14,689,380
		$ 14,689,380
Wireless Telecommunication Services — 1.0%
T-Mobile US, Inc.(1)	107,392	$ 14,408,785
		$ 14,408,785
Total Common Stocks (identified cost $1,350,511,426)		$1,443,657,703

Short-Term Investments — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(3)	6,831,235	$ 6,831,235
Total Short-Term Investments (identified cost $6,831,235)		$ 6,831,235
Total Investments — 100.2% (identified cost $1,357,342,661)		$1,450,488,938
Other Assets, Less Liabilities — (0.2)%		$ (3,437,317)
Net Assets — 100.0%		$1,447,051,621

Eaton Vance
Large-Cap Value Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2022. The aggregate market value of securities on loan at September 30, 2022 was $2,183,262 and the total market value of the collateral received by the Fund was $2,294,975, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
Abbreviations:
ADR	– American Depositary Receipt

The Fund did not have any open derivative instruments at September 30, 2022.
Affiliated Investments
At September 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $6,831,235, which represents 0.5% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$6,681,683	$73,592,438	$(80,274,486)	$365	$ —	$ —	$1,360	—
Liquidity Fund	—	115,840,948	(109,009,713)	—	—	6,831,235	41,124	6,831,235
Total				$365	$ —	$6,831,235	$42,484
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 109,355,093	$ —	$ —	$ 109,355,093
Consumer Discretionary	52,477,957	—	—	52,477,957
Consumer Staples	119,180,206	—	—	119,180,206
Energy	134,212,327	—	—	134,212,327
Financials	270,059,175	—	—	270,059,175
Health Care	236,073,090	22,621,824	—	258,694,914
Industrials	165,766,576	—	—	165,766,576
Information Technology	112,781,391	—	—	112,781,391

Eaton Vance
Large-Cap Value Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Materials	$ 65,003,835	$ —	$ —	$ 65,003,835
Real Estate	67,327,250	—	—	67,327,250
Utilities	88,798,979	—	—	88,798,979
Total Common Stocks	$1,421,035,879	$22,621,824*	$ —	$1,443,657,703
Short-Term Investments	$ 6,831,235	$ —	$ —	$ 6,831,235
Total Investments	$1,427,867,114	$22,621,824	$ —	$1,450,488,938
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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